     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       NOVEMBER 13, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 12, 2000 AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 1999
                Check here if Amendment [X]; Amendment Number: 3
                        This Amendment (Check only one):
                              [_] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster             St. Francis, Wisconsin      December 5, 2003
--------------------------        --------------------------    ----------------
(Signature)                       (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:  $440,404
                                         ----------------------
                                                (thousands)

List of Other Included Managers:         None

------------------------------------------------------------------------------------------------------------------------------------

                                                              FORM 13F
                                                     INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
    Column 1:      Column 2:    Column 3:     Column 4:               Column 5:           Column 6:    Column 7:         Column 8:
                                                            ---------------------------
     Name of       Title of      CUSIP                      Shares or    Shares/   Put/   Investment    Other     Voting Authority
                                                                                                                 -------------------
     Issuer         Class        Number         Value       Principal   Prn. Amt.  Call   Discretion   Managers  Sole  Shared  None
                                              (X$1000)      Amount
------------------------------------------------------------------------------------------------------------------------------------
Abacus Direct
 Corp.             Common       002553105         $15,698   128,800       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Aerial
 Communications
 Inc.              Common       007655103          $3,575   131,800       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
AFC Cable
 Systems Inc.      Common       000950105          $8,075   190,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Associated
 Group Inc.        Common       045651205          $4,542    75,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Atlantic
 Richfield Co.     Common       048825103          $3,903    44,045       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Alza Corp.         Common       022615108         $10,784   251,900       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic
 Corp.             Common       077853109          $4,517    67,100       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Burlington
 Resources Inc.    Common       122014103            $917    24,950       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
CBS Corporation    Option       12490K907          $2,313       500                Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Case Corporation   Common       14743R103         $20,420   419,409       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Case Corporation   Option       14743R903          $2,678       550                Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Doubleclick Inc.   Common       258609304         $37,941   318,500       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Delta Pine &
 Land Co.          Common       247357106          $6,365   245,404       SH                 Sole                 X
---------------------------------------------------------------------------------- -------------------------------------------------
Edify Corp.        Common       280599101          $3,110   248,200       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Egghead.com Inc.   Common       282330109             $89    12,755       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Flycast
 Communications
 Corp.             Common       344067103            $364     8,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Fidelity
 Financial of
 Ohio              Common       31614P107          $1,182    65,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
First Security
 Corp.             Common       336294103            $533    22,400       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
General
 Instruments       Common       370120107          $3,609    75,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
GP Strategies
 Corp.             Common       36225V104            $563    50,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
General Surgical
 Innovations       Common       371013103          $1,210   173,600       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
HCIA Inc.          Common       403908106            $259    25,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Healtheon
 Corporation       Common       422209106            $855   178,500       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Impco
 Technologies
 Inc.              Common       45255W106            $256    20,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Intel              Common       458140100          $1,598    21,500       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Intel              Option       458140900          $5,573       750                Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Jeffbanks Inc.     Common       472317106          $1,273    44,100       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
JSB Financial
 Inc.              Common       46624M100          $4,603    80,400       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
King World
 Productions Inc.  Common       495667107          $2,704    72,100       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Lucent
 Technologies
 Inc.              Common       549463107          $1,617    25,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
La-Z-Boy Inc.      Common       505336107          $2,859   150,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mede America
 Corp.             Common       584067102          $1,780    77,400       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.      Option       620076909          $2,200       250                Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mindspring
 Enterprises Inc.  Common       602683104          $1,575    56,900       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mindspring
 Enterprises Inc.   Debt        602683AA2          $5,115     5,500       PRN                Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.       Common       611662107          $2,073    58,100       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.       Option       611662907          $3,569     1,000                Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Nalco Chemical
 Co.               Common       629853102         $18,243   372,310       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Nichols Research
 Corp.             Common       653818104          $1,385    52,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NTL Incorporated     Common     629407107         $12,106   126,100       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Orion Capital
 Corp.               Common     686268103         $12,698   268,380       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Outdoor Systems
 Inc.                Common     690057104          $5,270   147,400       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
OEC Medical
 Systems Inc.        Common     670828102         $15,350   437,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Prime Bancshares
 Inc.                Common     74157H108          $1,734    76,200       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Perclose Inc.        Common     71361C107         $20,432   438,800       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Pool Energy
 Services Co.        Common     732788104          $6,351   257,900       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Qwest
 Communications
 Intl.               Common     749121109          $9,312   315,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Republic New
 York Corp.          Common     760719104         $14,262   237,700       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Roberts
 Pharmaceutical
 Corp.               Common     770491108          $5,554   183,600       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Smart Modular
 Technologies        Common     831690102          $3,836   118,500       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Stanford
 Telecommunications  Common     854402104          $5,074   159,500       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.           Option     001957959          $1,091       250                Put       Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.           Option     001957909          $1,091       250                Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Telebanc Financial
 Corp.               Common     87925R109         $16,115   717,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Transaction
 Network Services    Common     893414102         $28,702   733,600       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mediaone Group
 Inc.                Common     58440J104          $4,612    67,700       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mediaone Group
 Inc.                Option     58440J904          $1,703       250                Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
US West Inc.         Common     91273H101         $20,349   356,615       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Voicestream
 Wireless Corp.      Common     928615103         $36,050   584,100       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Voicestream
 Wireless Corp.      Option     928615903         $12,344     2,000                Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Walden Residential
 Props Inc.          Common     931210108          $1,272    58,300       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Wyman-Gordon Co.     Common     983085101          $8,092   433,000       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Xomed Surgical
 Products Inc.       Common     98412V107          $7,081   124,500       SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                     Page 2